GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 85.5%
Energy and Energy Services  — 36.8%
100,400 APA Corp.(a) .................... $ 2,151,572
191,975 Baker Hughes Co. ................. 4,747,542
420,000 BP plc, ADR ..................... 11,478,600
163,000 Cabot Oil & Gas Corp.(a) ............ 3,546,880
233,048 Chevron Corp.(a) ................. 23,642,720
206,300 ConocoPhillips(a) ................. 13,980,951
140,000 Devon Energy Corp.(a) ............. 4,971,400
48,000 Diamondback Energy Inc. ........... 4,544,160
450,000 Eni SpA ........................ 6,018,439
143,500 EOG Resources Inc.(a) ............. 11,518,745
595,500 Exxon Mobil Corp.(a) .............. 35,027,310
220,000 Halliburton Co.(a) ................. 4,756,400
13,000 Hess Corp. ...................... 1,015,430
500,008 Kinder Morgan Inc.(a) .............. 8,365,134
163,994 Marathon Petroleum Corp.(a) ......... 10,136,469
44,480 Occidental Petroleum Corp.(a) ........ 1,315,718
116,000 ONEOK Inc.(a) ................... 6,726,840
118,000 Phillips 66(a) .................... 8,263,540
61,400 Pioneer Natural Resources Co.(a) ...... 10,223,714
1,374,000 Royal Dutch Shell plc, Cl. A .......... 30,639,472
340,000 Schlumberger NV(a) ............... 10,077,600
179,000 Suncor Energy Inc.(a) .............. 3,712,460
90,000 Sunoco LP(a) .................... 3,358,800
346,000 The Williams Companies Inc.(a) ....... 8,975,240
386,000 TotalEnergies SE, ADR(a) ............ 18,500,980
117,000 Valero Energy Corp.(a) ............. 8,256,690
255,952,806
Metals and Mining  — 48.7%
385,000 Agnico Eagle Mines Ltd.(a) .......... 19,962,250
1,929,992 Alamos Gold Inc., Cl. A(a) ........... 13,895,942
1,599,000 B2Gold Corp.(a) .................. 5,468,580
1,267,019 Barrick Gold Corp.(a) .............. 22,869,693
2,400,000 Belo Sun Mining Corp.† ............. 814,780
201,100 BHP Group Ltd., ADR(a) ............ 10,762,872
665,000 Centamin plc .................... 856,775
425,000 Dundee Precious Metals Inc. ......... 2,556,845
605,000 Eldorado Gold Corp.† .............. 4,676,650
1,019,041 Endeavour Mining plc .............. 22,937,675
300,000 Equinox Gold Corp.† ............... 1,980,000
2,749,000 Evolution Mining Ltd. .............. 6,935,990
166,500 Franco-Nevada Corp.(a) ............. 21,630,015
650,000 Freeport-McMoRan Inc.(a) ........... 21,144,500
327,659 Fresnillo plc ..................... 3,449,785
750,000 Gold Fields Ltd., ADR .............. 6,090,000
4,604,079 Gold Road Resources Ltd. ........... 3,977,580
522,276 Harmony Gold Mining Co. Ltd., ADR .... 1,645,169
3,076,832 Hochschild Mining plc .............. 5,513,812
420,000 K92 Mining Inc.† ................. 2,019,422
1,270,000 Kinross Gold Corp. ................ 6,807,200
Shares
Market
Value
463,765 Kirkland Lake Gold Ltd.(a) ........... $ 19,287,986
40,000 Labrador Iron Ore Royalty Corp. ....... 1,112,269
622,999 Newcrest Mining Ltd. .............. 10,196,991
560,700 Newmont Corp.(a) ................ 30,446,010
410,015 Northern Dynasty Minerals Ltd.† ...... 188,361
2,771,626 Northern Star Resources Ltd. ......... 17,031,850
1,928,500 OceanaGold Corp.† ................ 3,151,741
265,000 Osisko Gold Royalties Ltd. ........... 2,977,223
200,000 Osisko Gold Royalties Ltd., New York ... 2,246,000
36,700 Pan American Silver Corp. ........... 854,009
692,000 Pretium Resources Inc.† ............ 6,670,880
300,000 Rio Tinto plc, ADR(a) .............. 20,046,000
35,000 Royal Gold Inc.(a) ................. 3,342,150
375,032 SSR Mining Inc. .................. 5,456,716
250,000 Victoria Gold Corp.† ............... 2,974,499
1,065,000 Wesdome Gold Mines Ltd.† .......... 8,534,462
54 Westgold Resources Ltd. ............ 63
434,450 Wheaton Precious Metals Corp.(a) ..... 16,326,631
550,000 Yamana Gold Inc. ................. 2,178,000
339,017,376
TOTAL COMMON STOCKS ......... 594,970,182
RIGHTS  — 0.0%
Metals and Mining  — 0.0%
269,700 Pan American Silver Corp., CVR† ...... 194,184
WARRANTS  — 0.0%
Energy and Energy Services  — 0.0%
7,207 Occidental Petroleum Corp., expire
08/03/27† ..................... 85,403
Principal
Amount
CONVERTIBLE CORPORATE BONDS  — 0.6%
Metals and Mining  — 0.6%
$ 1,300,000 Fortuna Silver Mines Inc.,
4.650%, 10/31/24 ............... 1,436,890
2,000,000 Osisko Gold Royalties Ltd.,
4.000%, 12/31/22 ............... 1,598,626
1,000,000 Pretium Resources Inc.,
2.250%, 03/15/22 ............... 995,400
4,030,916
TOTAL CONVERTIBLE CORPORATE
BONDS .................... 4,030,916
CORPORATE BONDS  — 0.3%
Metals and Mining  — 0.3%
2,000,000 IAMGOLD Corp.,
5.750%, 10/15/28(b) ............. 1,973,000

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 13.6%
$ 8,268,000 U.S. Cash Management Bills,
0.031% to 0.040%††, 10/26/21 to
11/01/21 ...................... $ 8,267,732
86,119,000 U.S. Treasury Bills,
0.014% to 0.055%††, 10/07/21 to
03/24/22(c) .................... 86,114,435
TOTAL U.S. GOVERNMENT OBLIGATIONS 94,382,167
TOTAL INVESTMENTS BEFORE OPTIONS
WRITTEN — 100.0% ...........
(Cost $861,116,185) ............. $ 695,635,852
(a) Securities, or a portion thereof, with a value of $302,561,127 were deposited with the broker as collateral for options written.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) At September 30, 2021, $44,966,000 of the principal amount was pledged as collateral for options written.
† Non-income producing security.
†† Represents annualized yield(s) at date(s) of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
Geographic Diversification
% of Total
Investments
*
Market
Value
Long Positions
United States ........................ 48.1% $ 335,003,085
Canada .............................. 26.1 181,398,973
Europe .............................. 15.9 110,477,941
Asia/Pacific ......................... 7.5 52,057,087
Latin America ....................... 1.3 8,963,597
South Africa ......................... 1.1 7,735,169
Total Investments — Long Positions 100.0% $ 695,635,852
Short Positions
United States ........................ (3.9) % $ (27,281,946)
Europe .............................. (0.6) (3,898,204)
Canada .............................. (0.2) (1,239,756)
Asia/Pacific ......................... (0.0) ** (140,805)
Total Investments — Short Positions (4.7)% $ (32,560,711)
* Total investments exclude options written.
** Amount represents greater than (0.05)%.
As of September 30, 2021, options written outstanding were as follows:
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
OTC Call Options Written — (3.8)%
Agnico Eagle Mines Ltd. Pershing LLC 700 USD 3,629,500 USD 60.00 10/15/21 $ 3,228
Agnico Eagle Mines Ltd. Pershing LLC 500 USD 2,592,500 USD 66.00 10/15/21 108
Agnico Eagle Mines Ltd. Pershing LLC 1,200 USD 6,222,000 USD 68.00 12/17/21 30,082
Agnico Eagle Mines Ltd. Pershing LLC 1,415 USD 7,336,775 USD 62.50 01/21/22 120,007
Agnico Eagle Mines Ltd. Pershing LLC 1,290 USD 6,688,650 USD 60.00 03/18/22 241,941
Alamos Gold Inc., Cl. A Pershing LLC 3,500 USD 2,520,000 USD 8.50 11/19/21 50,591
Alamos Gold Inc., Cl. A Pershing LLC 6,500 USD 4,680,000 USD 8.00 12/17/21 195,081
Alamos Gold Inc., Cl. A Pershing LLC 3,800 USD 2,736,000 USD 8.50 01/21/22 121,136
Alamos Gold Inc., Cl. A Pershing LLC 2,500 USD 1,800,000 USD 9.00 02/18/22 81,446
Alamos Gold Inc., Cl. A Pershing LLC 3,000 USD 2,160,000 USD 8.25 03/18/22 141,840
APA Corp. Pershing LLC 378 USD 810,054 USD 20.00 12/17/21 113,154
APA Corp. Pershing LLC 500 USD 1,071,500 USD 20.00 04/14/22 197,097
B2Gold Corp. Pershing LLC 5,500 USD 1,881,000 USD 5.50 10/15/21 3
B2Gold Corp. Pershing LLC 2,000 USD 684,000 USD 6.00 10/15/21 0
B2Gold Corp. Pershing LLC 7,500 USD 2,565,000 USD 3.50 11/19/21 163,255
B2Gold Corp. Pershing LLC 7,500 USD 2,565,000 USD 5.00 01/21/22 53,235
B2Gold Corp. Pershing LLC 8,400 USD 2,872,800 USD 4.60 02/18/22 122,052
Baker Hughes Co. Pershing LLC 800 USD 1,978,400 USD 21.00 10/15/21 341,999
Baker Hughes Co. Pershing LLC 600 USD 1,483,800 USD 23.00 11/19/21 168,544
Baker Hughes Co. Pershing LLC 520 USD 1,285,960 USD 23.00 12/17/21 160,011
Barrick Gold Corp. Pershing LLC 850 USD 1,534,250 USD 24.00 10/15/21 162

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Barrick Gold Corp. Pershing LLC 850 USD 1,534,250 USD 20.00 11/19/21 $ 20,728
Barrick Gold Corp. Pershing LLC 4,400 USD 7,942,000 USD 22.00 11/19/21 38,865
Barrick Gold Corp. Pershing LLC 5,250 USD 9,476,250 USD 20.00 12/17/21 162,476
Barrick Gold Corp. Pershing LLC 4,650 USD 8,393,250 USD 21.00 01/21/22 162,046
Barrick Gold Corp. Pershing LLC 5,270 USD 9,512,350 USD 21.00 02/18/22 243,623
BHP Group Ltd., ADR Pershing LLC 670 USD 3,585,840 USD 72.00 10/15/21 389
BHP Group Ltd., ADR Pershing LLC 670 USD 3,585,840 USD 67.50 12/17/21 19,046
BHP Group Ltd., ADR Pershing LLC 670 USD 3,585,840 USD 70.00 01/21/22 23,181
BP plc, ADR Pershing LLC 1,500 USD 4,099,500 USD 28.00 10/15/21 55,417
BP plc, ADR Pershing LLC 1,350 USD 3,689,550 USD 26.00 12/17/21 275,438
BP plc, ADR Pershing LLC 1,350 USD 3,689,550 USD 26.00 01/21/22 310,324
Cabot Oil & Gas Corp. Pershing LLC 815 USD 1,773,440 USD 25.00 11/19/21 57,551
Cabot Oil & Gas Corp. Pershing LLC 815 USD 1,773,440 USD 25.00 01/21/22 111,374
Chevron Corp. Pershing LLC 770 USD 7,811,650 USD 107.00 12/17/21 255,000
Chevron Corp. Pershing LLC 800 USD 8,116,000 USD 102.50 01/21/22 503,759
Chevron Corp. Pershing LLC 760 USD 7,710,200 USD 102.50 02/18/22 477,791
ConocoPhillips Pershing LLC 575 USD 3,896,775 USD 60.00 10/15/21 464,931
ConocoPhillips Pershing LLC 600 USD 4,066,200 USD 54.00 11/19/21 829,615
ConocoPhillips Pershing LLC 400 USD 2,710,800 USD 62.50 12/17/21 293,786
ConocoPhillips Pershing LLC 488 USD 3,307,176 USD 65.00 01/21/22 323,090
Devon Energy Corp. Pershing LLC 700 USD 2,485,700 USD 25.00 10/15/21 732,368
Devon Energy Corp. Pershing LLC 700 USD 2,485,700 USD 28.00 12/17/21 575,186
Diamondback Energy Inc. Pershing LLC 160 USD 1,514,720 USD 80.00 10/15/21 259,963
Diamondback Energy Inc. Pershing LLC 160 USD 1,514,720 USD 90.00 12/17/21 192,591
Diamondback Energy Inc. Pershing LLC 160 USD 1,514,720 USD 75.00 01/21/22 375,012
Eldorado Gold Corp. Pershing LLC 2,200 USD 1,700,600 USD 11.00 12/17/21 13,873
Eni SpA Morgan Stanley 300 EUR 1,731,900 EUR 11.00 11/19/21 114,934
Eni SpA Morgan Stanley 300 EUR 1,731,900 EUR 11.00 01/21/22 143,419
Eni SpA Morgan Stanley 300 EUR 1,731,900 EUR 11.00 03/18/22 161,702
EOG Resources Inc. Pershing LLC 500 USD 4,013,500 USD 76.50 11/19/21 396,458
EOG Resources Inc. Pershing LLC 485 USD 3,893,095 USD 70.00 12/17/21 697,609
EOG Resources Inc. Pershing LLC 450 USD 3,612,150 USD 75.00 01/21/22 516,841
Equinox Gold Corp. Pershing LLC 3,000 USD 1,980,000 USD 8.00 10/15/21 8,168
Equinox Gold Corp. Pershing LLC 3,000 USD 1,980,000 USD 9.00 12/17/21 32,578
Exxon Mobil Corp. Pershing LLC 1,000 USD 5,882,000 USD 55.00 11/19/21 532,686
Exxon Mobil Corp. Pershing LLC 1,000 USD 5,882,000 USD 60.00 11/19/21 219,806
Exxon Mobil Corp. Pershing LLC 890 USD 5,234,980 USD 60.00 01/21/22 304,385
Exxon Mobil Corp. Pershing LLC 1,000 USD 5,882,000 USD 61.50 01/21/22 276,772
Exxon Mobil Corp. Pershing LLC 2,065 USD 12,146,330 USD 60.00 02/18/22 708,295
Gold Fields Ltd., ADR Pershing LLC 2,500 USD 2,030,000 USD 10.00 11/19/21 8,174
Gold Fields Ltd., ADR Pershing LLC 2,500 USD 2,030,000 USD 10.00 12/17/21 23,001
Gold Fields Ltd., ADR Pershing LLC 2,500 USD 2,030,000 USD 10.00 01/21/22 45,929
Halliburton Co. Pershing LLC 1,100 USD 2,378,200 USD 22.50 10/15/21 83,683
Harmony Gold Mining Co. Ltd., ADR Pershing LLC 2,723 USD 857,745 USD 4.00 12/17/21 21,378
Harmony Gold Mining Co. Ltd., ADR Pershing LLC 2,600 USD 819,000 USD 5.00 01/21/22 18,730
Hess Corp. Pershing LLC 130 USD 1,015,430 USD 65.00 01/21/22 196,653
Kinder Morgan Inc. Pershing LLC 1,700 USD 2,844,100 USD 18.00 10/15/21 11,420
Kinder Morgan Inc. Pershing LLC 1,600 USD 2,676,800 USD 19.00 12/17/21 24,750
Kinder Morgan Inc. Pershing LLC 1,700 USD 2,844,100 USD 18.00 01/21/22 81,497
Kinross Gold Corp. Pershing LLC 4,250 USD 2,278,000 USD 7.00 10/15/21 1,634
Kinross Gold Corp. Pershing LLC 4,250 USD 2,278,000 USD 7.00 12/17/21 28,370
Kinross Gold Corp. Pershing LLC 4,250 USD 2,278,000 USD 6.00 01/21/22 96,903

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Kinross Gold Corp. Pershing LLC 4,200 USD 2,251,200 USD 6.50 02/18/22 $ 88,830
Kirkland Lake Gold Ltd. Pershing LLC 1,865 USD 7,756,535 USD 41.50 11/19/21 457,260
Kirkland Lake Gold Ltd. Pershing LLC 1,573 USD 6,542,107 USD 45.00 12/17/21 243,252
Kirkland Lake Gold Ltd. Pershing LLC 1,200 USD 4,990,800 USD 45.00 01/21/22 228,809
Marathon Petroleum Corp. Pershing LLC 380 USD 2,348,780 USD 52.50 11/19/21 370,196
Marathon Petroleum Corp. Pershing LLC 150 USD 927,150 USD 62.50 11/19/21 44,151
Marathon Petroleum Corp. Pershing LLC 550 USD 3,399,550 USD 62.50 01/21/22 243,277
Marathon Petroleum Corp. Pershing LLC 560 USD 3,461,360 USD 62.50 02/18/22 267,095
Newcrest Mining Ltd. Morgan Stanley 2,150 AUD 4,867,600 AUD 30.00 11/18/21 727
Newcrest Mining Ltd. Morgan Stanley 623 AUD 1,410,472 AUD 27.00 01/20/22 11,648
Newcrest Mining Ltd. Morgan Stanley 2,500 AUD 5,660,000 AUD 25.00 02/17/22 111,262
Newmont Corp. Pershing LLC 390 USD 2,117,700 USD 62.50 10/15/21 1,702
Newmont Corp. Pershing LLC 1,167 USD 6,336,810 USD 70.00 10/15/21 396
Newmont Corp. Pershing LLC 1,600 USD 8,688,000 USD 62.50 11/19/21 59,474
Newmont Corp. Pershing LLC 820 USD 4,452,600 USD 60.00 12/17/21 84,304
Newmont Corp. Pershing LLC 1,630 USD 8,850,900 USD 62.00 01/21/22 163,724
Newmont Corp. Pershing LLC 1,557 USD 8,454,510 USD 60.50 02/18/22 243,216
Northern Star Resources Ltd. Morgan Stanley 4,350 AUD 3,697,500 AUD 11.50 11/18/21 5,697
Northern Star Resources Ltd. Morgan Stanley 9,400 AUD 7,990,000 AUD 13.00 12/16/21 11,472
Occidental Petroleum Corp. Pershing LLC 390 USD 1,153,620 USD 30.00 12/17/21 120,603
ONEOK Inc. Pershing LLC 390 USD 2,261,610 USD 55.00 10/15/21 181,415
ONEOK Inc. Pershing LLC 395 USD 2,290,605 USD 55.00 11/19/21 231,514
ONEOK Inc. Pershing LLC 375 USD 2,174,625 USD 55.00 01/21/22 259,115
Osisko Gold Royalties Ltd. Pershing LLC 2,000 USD 2,246,000 USD 13.00 02/18/22 95,304
Pan American Silver Corp. Pershing LLC 367 USD 854,009 USD 25.00 01/21/22 60,743
Phillips 66 Pershing LLC 470 USD 3,291,410 USD 80.00 10/15/21 8,203
Phillips 66 Pershing LLC 370 USD 2,591,110 USD 80.00 01/21/22 69,712
Phillips 66 Pershing LLC 340 USD 2,381,020 USD 75.00 02/18/22 129,948
Pioneer Natural Resources Co. Pershing LLC 130 USD 2,164,630 USD 150.00 10/15/21 265,027
Pioneer Natural Resources Co. Pershing LLC 135 USD 2,247,885 USD 170.00 12/17/21 154,976
Pioneer Natural Resources Co. Pershing LLC 220 USD 3,663,220 USD 160.00 01/21/22 404,364
Rio Tinto plc, ADR Pershing LLC 1,000 USD 6,682,000 USD 72.50 11/19/21 94,188
Rio Tinto plc, ADR Pershing LLC 1,000 USD 6,682,000 USD 80.65 12/17/21 33,187
Rio Tinto plc, ADR Pershing LLC 1,000 USD 6,682,000 USD 77.00 01/21/22 107,775
Royal Dutch Shell plc, Cl. A Morgan Stanley 330 GBP 5,461,500 GBp 1500.00 10/15/21 707,073
Royal Dutch Shell plc, Cl. A Morgan Stanley 444 GBP 7,348,200 GBp 1400.00 12/17/21 1,528,812
Royal Dutch Shell plc, Cl. A Morgan Stanley 290 GBP 4,799,500 GBp 1600.00 01/21/22 483,431
Royal Dutch Shell plc, Cl. A Morgan Stanley 310 GBP 5,130,500 GBp 1500.00 02/18/22 758,833
Royal Gold Inc. Pershing LLC 350 USD 3,342,150 USD 115.00 12/17/21 33,048
Schlumberger NV Pershing LLC 1,230 USD 3,645,720 USD 32.50 12/17/21 197,224
Schlumberger NV Pershing LLC 1,000 USD 2,964,000 USD 35.00 01/21/22 124,881
Schlumberger NV Pershing LLC 1,170 USD 3,467,880 USD 30.00 03/18/22 425,754
SSR Mining Inc. Pershing LLC 1,765 USD 2,568,075 USD 20.00 11/19/21 6,433
SSR Mining Inc. Pershing LLC 2,000 USD 2,910,000 USD 19.00 01/21/22 49,567
Suncor Energy Inc. Pershing LLC 655 USD 1,358,470 USD 21.50 11/19/21 67,473
Suncor Energy Inc. Pershing LLC 570 USD 1,182,180 USD 21.50 12/17/21 71,297
Suncor Energy Inc. Pershing LLC 570 USD 1,182,180 USD 21.50 01/21/22 87,688
Sunoco LP Pershing LLC 300 USD 1,119,600 USD 35.00 11/19/21 63,192
Sunoco LP Pershing LLC 300 USD 1,119,600 USD 35.00 12/17/21 71,711
Sunoco LP Pershing LLC 300 USD 1,119,600 USD 35.00 01/21/22 80,426
The Williams Companies Inc. Pershing LLC 1,060 USD 2,749,640 USD 27.00 11/19/21 67,779
The Williams Companies Inc. Pershing LLC 1,000 USD 2,594,000 USD 27.00 12/17/21 66,857

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
The Williams Companies Inc. Pershing LLC 1,020 USD 2,645,880 USD 27.00 01/21/22 $ 91,556
TotalEnergies SE, ADR Pershing LLC 1,473 USD 7,060,089 USD 45.00 11/19/21 542,676
TotalEnergies SE, ADR Pershing LLC 1,100 USD 5,272,300 USD 45.00 12/17/21 442,194
TotalEnergies SE, ADR Pershing LLC 1,287 USD 6,168,591 USD 47.00 01/21/22 342,681
Valero Energy Corp. Pershing LLC 370 USD 2,611,090 USD 68.00 11/19/21 182,717
Valero Energy Corp. Pershing LLC 370 USD 2,611,090 USD 80.00 12/17/21 57,371
Valero Energy Corp. Pershing LLC 430 USD 3,034,510 USD 70.00 02/18/22 245,157
VanEck Vectors Gold Miners ETF Pershing LLC 2,625 USD 7,735,875 USD 34.00 02/18/22 166,753
Wheaton Precious Metals Corp. Pershing LLC 1,028 USD 3,863,224 USD 44.00 11/19/21 42,083
Wheaton Precious Metals Corp. Pershing LLC 1,750 USD 6,576,500 USD 47.00 01/21/22 99,245
Wheaton Precious Metals Corp. Pershing LLC 1,567 USD 5,888,786 USD 42.00 02/18/22 256,830
Yamana Gold Inc. Pershing LLC 2,750 USD 1,089,000 USD 4.00 12/17/21 73,590
Yamana Gold Inc. Pershing LLC 2,750 USD 1,089,000 USD 4.50 01/21/22 53,379
TOTAL OTC CALL OPTIONS WRITTEN $ 26,178,447
OTC Put Options Written — (0.1)%
Energy Select Sector SPDR ETF Pershing LLC 2,000 USD 10,418,000 USD 41.00 01/21/22 $ 132,893
iShares Global Clean Energy ETF Pershing LLC 1,000 USD 2,165,000 USD 21.00 12/17/21 69,816
NextEra Energy Partners LP Pershing LLC 220 USD 1,657,920 USD 72.50 12/17/21 54,559
VanEck Vectors Gold Miners ETF Pershing LLC 4,000 USD 11,788,000 USD 26.00 02/18/22 456,260
TOTAL OTC PUT OPTIONS WRITTEN $ 713,528
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Exchange Traded Call Options Written — (0.6)%
Dundee Precious Metals Inc. 4,250 CAD 3,238,500 CAD 8.25 12/17/21 $ 100,663
Eldorado Gold Corp. 2,200 USD 1,700,600 USD 13.00 01/21/22 33,000
Eldorado Gold Corp. 1,650 USD 1,275,450 USD 10.00 04/14/22 74,250
Endeavour Mining Corp. 3,400 CAD 7,646,600 CAD 32.00 11/19/21 120,796
Endeavour Mining plc 3,088 CAD 8,803,888 CAD 30.00 12/17/21 304,753
Endeavour Mining plc 3,400 CAD 9,693,400 CAD 33.00 01/21/22 214,748
Energy Select Sector SPDR ETF 305 USD 1,588,745 USD 49.00 03/18/22 181,475
Franco-Nevada Corp. 240 USD 3,117,840 USD 150.00 10/15/21 4,080
Franco-Nevada Corp. 700 USD 9,093,700 USD 150.00 11/19/21 63,000
Franco-Nevada Corp. 240 USD 3,117,840 USD 135.00 01/21/22 147,600
Franco-Nevada Corp. 725 USD 9,418,475 USD 150.00 01/21/22 174,000
Freeport-McMoRan Inc. 1,700 USD 5,530,100 USD 35.00 10/15/21 76,500
Freeport-McMoRan Inc. 2,100 USD 6,831,300 USD 35.00 12/17/21 390,600
Freeport-McMoRan Inc. 2,700 USD 8,783,100 USD 35.00 01/21/22 629,100
Halliburton Co. 1,100 USD 2,378,200 USD 22.00 11/19/21 154,000
K92 Mining Inc. 4,200 CAD 2,557,800 CAD 9.00 12/17/21 34,818
OceanaGold Corp. 9,500 CAD 1,966,500 CAD 3.00 12/17/21 56,253
OceanaGold Corp. 9,500 CAD 1,966,500 CAD 2.50 02/18/22 157,508
Osisko Gold Royalties Ltd. 2,000 CAD 2,846,000 CAD 17.50 11/19/21 15,001
Pioneer Natural Resources Co. 65 USD 1,082,315 USD 160.00 10/15/21 62,205
Pioneer Natural Resources Co. 65 USD 1,082,315 USD 160.00 12/17/21 97,500
Pretium Resources Inc. 2,300 USD 2,217,200 USD 11.00 10/15/21 23,000
Pretium Resources Inc. 2,300 USD 2,217,200 USD 11.00 12/17/21 80,500
Pretium Resources Inc. 2,300 USD 2,217,200 USD 11.00 01/21/22 109,250
VanEck Vectors Gold Miners ETF 2,625 USD 7,735,875 USD 31.00 11/19/21 212,625
VanEck Vectors Gold Miners ETF 2,870 USD 8,457,890 USD 34.00 01/21/22 175,070
Victoria Gold Corp. 1,250 CAD 1,883,750 CAD 17.00 01/21/22 88,820

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Victoria Gold Corp. 1,250 CAD 1,883,750 CAD 17.00 03/18/22 $ 130,763
Wesdome Gold Mines Ltd. 3,600 CAD 3,654,000 CAD 12.00 10/15/21 5,685
Wesdome Gold Mines Ltd. 3,600 CAD 3,654,000 CAD 14.00 12/17/21 9,948
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN $ 3,927,511
Exchange Traded Put Options Written — (0.2)%
Energy Select Sector SPDR ETF 1,400 USD 7,292,600 USD 47.00 12/17/21 $ 182,000
Energy Select Sector SPDR ETF 850 USD 4,427,650 USD 40.00 03/18/22 83,300
iShares Global Clean Energy ETF 865 USD 1,872,725 USD 19.00 10/15/21 4,325
iShares Global Clean Energy ETF 1,000 USD 2,165,000 USD 21.00 01/21/22 90,000
NextEra Energy Partners LP 220 USD 1,657,920 USD 65.00 10/15/21 6,600
NextEra Energy Partners LP 200 USD 1,507,200 USD 70.00 01/21/22 56,000
VanEck Vectors Gold Miners ETF 4,500 USD 13,261,500 USD 30.00 12/17/21 891,000
VanEck Vectors Gold Miners ETF 4,000 USD 11,788,000 USD 27.00 01/21/22 428,000
TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN $ 1,741,225
TOTAL OPTIONS WRITTEN $ 32,560,711